Supplement dated June 15, 2018 to the Prospectus dated May 1, 2018 for the

Pacific Select Excel Survivorship VUL last survivor flexible premium variable universal life insurance policy issued by Pacific Life Insurance Company

Capitalized terms used in this supplement are defined in your Prospectus unless otherwise defined herein. “We,”, “us,” or “our” refer to Pacific Life Insurance Company; “you” or “your” refer to the Policy Owner.

This supplement must be preceded or accompanied by the Prospectus dated May 1, 2018, as supplemented. If your application (paper or by electronic submission) is dated before May 26, 2017, the changes described below do not apply to you.

Starting June 29, 2018, if your application (paper or by electronic submission) is dated on or after May 26, 2017, the following Variable Investment Options will be available for allocation:

PACIFIC SELECT FUND	INVESTMENT GOAL	MANAGER
Portfolio Optimization Growth Portfolio	Seeks moderately high, long-term capital appreciation with low, current income.	Pacific Life Fund Advisors, LLC
STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.	INVESTMENT GOAL	MANAGER
State Street Total Return V.I.S. Fund Class 3	Highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.	SSGA Funds Management, Inc.

The first paragraph and table in the POLICY BENEFITS – Optional Riders and Benefits – Investment Allocation Requirements subsection are replaced with the following:

Investment Allocation Requirements

At initial purchase and during the entire time that you own certain optional benefit Riders, you must allocate your entire Accumulated Value to the Investment Options we make available for these Riders. You must allocate 100% of your Accumulated Value among the allowable Investment Options.

Allowable Investment Options
American Funds IS Asset Allocation Fund	Pacific Dynamix-Growth
BlackRock Global Allocation V.I. Fund	Portfolio Optimization Conservative[1]
Fidelity® VIP Freedom 2010 PortfolioSM Service Class 2[1]	Portfolio Optimization Moderate-Conservative[1]
Fidelity® VIP Freedom 2015 PortfolioSM Service Class 2[1]	Portfolio Optimization Moderate[1]
Fidelity® VIP Freedom 2020 PortfolioSM Service Class 2[1]	Portfolio Optimization Growth
Fidelity® VIP Freedom 2025 PortfolioSM Service Class 2	PIMCO Global Multi-Asset Managed Allocation Portfolio[1]
Fidelity® VIP Freedom 2030 PortfolioSM Service Class 2	State Street Total Return V.I.S. Fund
Fidelity® VIP Freedom Income PortfolioSM Service Class 2[1]	Fixed Account
Pacific Dynamix-Conservative Growth	Fixed LT Account
Pacific Dynamix-Moderate Growth

1Only available for applications (paper or by electronic submission) dated before May 26, 2017.

Form No. 15-47738-00